Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jan. 21, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Awards

We currently grant stock options and restricted stock units under our 2020 Plan and our 2025 Inducement Equity Incentive Plan, as amended (Inducement Plan). With respect to these types of equity awards, we do not have a formal policy regarding the timing of grant. However, we do not take material nonpublic information into account when determining the timing or terms of equity awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We generally grant annual refresh equity awards to our named executive officers and other eligible employees at the compensation committee’s regularly scheduled meeting in the beginning of each year. This meeting is scheduled many months in advance. Outside of our annual equity refresh award cycle, we may grant equity awards at other times throughout the year, such as to new employee hires, to employees receiving promotions, for retention purposes or in other relevant circumstances. Under the Inducement Plan, which is only available for grants to new employees, we also grant equity awards at the time of the new employee hire joining the Company, as a result, the timing of the grant may coincide with the Form 8-K announcing the appointment of executive officers.

In fiscal year 2025, we granted annual refresh stock options to our then-current NEOs, on January 21, 2025, and new hire stock options to Mr. Shantharam, announcing the appointment of Mr. Shantharam as Chief Financial Officer, and the election of the director to our board of directors, on the same day of the filing of our current report on Form 8-K on January 22, 2025. The following table is being provided pursuant to Item 402(x) of Regulation S-K regarding such stock option grants.

Name and Principal Position	Grant Date	Number of securities underlying the award	Exercise price of the award	Grant date fair value of the award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Jason Lettmann	01/21/2025	478,000	$1.65	$616,906.80	1.2%
Harish Shantharam	01/21/2025	600,000	$1.65	$776,700.00	1.2%
Shelly Wong	01/21/2025	112,000	$1.65	$144,547.20	1.2%
Jaume Pons, Ph.D.	01/21/2025	50,000	$1.65	$64,530.00	1.2%

Award Timing Method	we do not have a formal policy regarding the timing of grant. However, we do not take material nonpublic information into account when determining the timing or terms of equity awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We generally grant annual refresh equity awards to our named executive officers and other eligible employees at the compensation committee’s regularly scheduled meeting in the beginning of each year. This meeting is scheduled many months in advance. Outside of our annual equity refresh award cycle, we may grant equity awards at other times throughout the year, such as to new employee hires, to employees receiving promotions, for retention purposes or in other relevant circumstances. Under the Inducement Plan, which is only available for grants to new employees, we also grant equity awards at the time of the new employee hire joining the Company, as a result, the timing of the grant may coincide with the Form 8-K announcing the appointment of executive officers.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

In fiscal year 2025, we granted annual refresh stock options to our then-current NEOs, on January 21, 2025, and new hire stock options to Mr. Shantharam, announcing the appointment of Mr. Shantharam as Chief Financial Officer, and the election of the director to our board of directors, on the same day of the filing of our current report on Form 8-K on January 22, 2025. The following table is being provided pursuant to Item 402(x) of Regulation S-K regarding such stock option grants.

Name and Principal Position	Grant Date	Number of securities underlying the award	Exercise price of the award	Grant date fair value of the award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Jason Lettmann	01/21/2025	478,000	$1.65	$616,906.80	1.2%
Harish Shantharam	01/21/2025	600,000	$1.65	$776,700.00	1.2%
Shelly Wong	01/21/2025	112,000	$1.65	$144,547.20	1.2%
Jaume Pons, Ph.D.	01/21/2025	50,000	$1.65	$64,530.00	1.2%

Jason Lettmann
Awards Close in Time to MNPI Disclosures
Name		Jason Lettmann
Underlying Securities | shares		478,000
Exercise Price | $ / shares		$ 1.65
Fair Value as of Grant Date | $		$ 616,906.8
Underlying Security Market Price Change | Rate		1.20%
Harish Shantharam
Awards Close in Time to MNPI Disclosures
Name		Harish Shantharam
Underlying Securities | shares		600,000
Exercise Price | $ / shares		$ 1.65
Fair Value as of Grant Date | $		$ 776,700
Underlying Security Market Price Change | Rate		1.20%
Shelly Wong
Awards Close in Time to MNPI Disclosures
Name		Shelly Wong
Underlying Securities | shares		112,000
Exercise Price | $ / shares		$ 1.65
Fair Value as of Grant Date | $		$ 144,547.2
Underlying Security Market Price Change | Rate		1.20%
Jaume Pons, Ph.D.
Awards Close in Time to MNPI Disclosures
Name		Jaume Pons, Ph.D.
Underlying Securities | shares		50,000
Exercise Price | $ / shares		$ 1.65
Fair Value as of Grant Date | $		$ 64,530
Underlying Security Market Price Change | Rate		1.20%